Off-Balance Sheet Commitments	12 Months Ended
Dec. 31, 2017
Off-Balance Sheet Commitments

8 OFF-BALANCE SHEET COMMITMENTS

Operating leases

The off-balance sheet commitments relating to operating leases amount to €726 thousand and essentially correspond to the lease of buildings. The maturities on these expenses are as follows:

Less than 1 year: €484 thousand

Between 1 year and 5 years: €242 thousand

More than 5 years: €0

Collaborative arrangements

Agreement with Orphan Europe

In November 2012, the Company entered into a marketing agreement with Orphan Europe, a subsidiary of Recordati Group, to market and distribute GRASPA® for the treatment of ALL and AML in 38 countries in Europe, including all of the countries in the European Union. The Company received a payment of €5 million on signing the agreement, which provides for sharing in the development costs for GRASPA® in AML. The Company may be entitled to receive future payments of up to €37.5 million, subject to the achievement of specified clinical, regulatory and commercial milestones. Orphan Europe will invest in the development costs for GRASPA® in AML, and we will receive a payment for product delivered and royalties on the sales for a total of up to 45% of the sale price. The agreement provides that Orphan Europe may automatically terminate the agreement, recoup certain expenses, and reduce milestone payments in the event that the intellectual property the Company would license to them under the agreement is deemed to be counterfeited or invalid.

Agreement with the Teva Group

In March 2011, the Company entered into a partnership agreement with the Teva Group (through Abic Marketing Limited), or Teva, to distribute GRASPA® in Israel. Under the terms of the agreement, Teva will submit the request for approval of GRASPA® for ALL in Israel and is responsible for the marketing and distribution of GRASPA® in Israel. Teva will pay interim payments to the Company and will share net earnings of product sales in Israel with us. Early termination of the agreement may be requested by either party in the event of a change in control in the other party.